CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 567		$ 405
Short-term deposits	4		5
Cash and cash equivalents, net	$ 571	$ 558	$ 410	$ 396	$ 298	$ 355